SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2015
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

Purchases from our top ten suppliers comprised 84%, 82% and 81% of all purchases made in 2015, 2014 and 2013, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62%, 61% and 59% of all purchases made in 2015, 2014 and 2013, respectively. See Note 16. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.